Segmented Information - Additional Information (Detail)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Segment Reporting [Abstract]
Segmented information 1	10.00%
Segmented information 2	75.00%	93.00%	96.00%
Segmented information 3	26.00%	74.00%	84.00%